CONVERTIBLE NOTE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Note Payable
Schedule of convertible Notes payable

Convertible Notes payable consisted of the following:

	December 31, 2018		December 31, 2017
Convertible notes payable:	$	---	$66,000
Debt discount		---	(49,134)
Convertible notes payable net of debt discount	$	---	$16,866

Accrued interest		---	665

Current portion of convertible note payable and interest	$	---	$17,531